Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Schedule of related party transactions
Following below is the balance sheet balances and amounts of the Group's income statement corresponding to operations with the parties related to it, distinguishing between associates and joint ventures, members of the Bank's board of directors, the Bank's executive vice presidents, and other related parties. Related-party transactions were made on terms equivalent to those that prevail in arm's-length transactions or, when this was not the case, the related compensation in kind was recognized.

EUR million
	2022
	Associates and joint ventures	Members of the board of directors	Executive vicepresident	Other related parties
Assets	10,257	—	13	455
Cash, cash balances at central banks and other deposits on demand	227	—	—	—
Loans and advances: credit institutions	489	—	—	—
Loans and advances: customers	8,822	—	13	455
Debt securities	463	—	—	—
Others	256	—	—	—

Liabilities	3,611	11	11	109
Financial liabilities: credit institutions	938	—	—	—
Financial liabilities: customers	2,301	11	11	109
Marketable debt securities	—	—	—	—
Others	372	—	—	—

Income statement	1,357	—	—	2
Interest income	189	—	—	1
Interest expense	(60)	—	—	—
Gains/losses on financial assets and liabilities and others	(225)	—	—	—
Commission income	1,541	—	—	1
Commission expense	(88)	—	—	—

Other	3,535	2	2	79
Financial guarantees granted and Others	11	1	1	23
Loan commitments and Other commitments granted	201	1	1	13
Derivative financial instruments	3,323	—	—	43

EUR million
	2021
	Associates and joint ventures	Members of the board of directors	Executive vicepresident	Other related parties
Assets	9,386	—	14	384
Cash, cash balances at central banks and other deposits on demand	131	—	—	—
Loans and advances: credit institutions	437	—	—	—
Loans and advances: customers	8,148	—	14	384
Debt securities	496	—	—	—
Others	174	—	—	—

Liabilities	3,405	8	11	197
Financial liabilities: credit institutions	867	—	—	—
Financial liabilities: customers	2,464	8	11	197
Marketable debt securities	—	—	—	—
Others	74	—	—	—

Income statement	1,265	—	—	1
Interest income	90	—	—	1
Interest expense	(13)	—	—	—
Gains/losses on financial assets and liabilities and others	(32)	—	—	—
Commission income	1,268	—	—	—
Commission expense	(48)	—	—	—

Other	3,965	2	2	76
Financial guarantees granted and Others	11	1	1	17
Loan commitments and Other commitments granted	314	1	1	13
Derivative financial instruments	3,640	—	—	46

EUR million
	2020
	Associates and joint ventures	Members of the board of directors	Executive vicepresident	Other related parties
Assets	8,473	—	24	95
Cash, cash balances at central banks and other deposits on demand	151	—	—	—
Loans and advances: credit institutions	562	—	—	—
Loans and advances: customers	6,934	—	24	95
Debt securities	423	—	—	—
Others	403	—	—	—

Liabilities	3,593	4	16	159
Financial liabilities: credit institutions	944	—	—	—
Financial liabilities: customers	2,557	4	16	159
Marketable debt securities	12	—	—	—
Others	80	—	—	—

Income statement	1,269	—	—	3
Interest income	106	—	—	2
Interest expense	(8)	—	—	—
Gains/losses on financial assets and liabilities and others	49	—	—	—
Commission income	1,154	—	—	1
Commission expense	(32)	—	—	—

Other	4,097	1	1	52
Financial guarantees granted and Others	14	—	—	3
Loan commitments and Other commitments granted	253	1	1	13
Derivative financial instruments	3,830	—	—	36